Dec. 31, 2025
Davis Balanced Fund | Davis Series
Investment Objective
The Fund seeks total return through a combination of growth and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial intermediary and in “How to Choose a Share Class” on page 45 of the Fund’s prospectus and “Selecting the Appropriate Class of Shares” on page 35 of the Fund’s statement of additional information. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A shares	Class C shares	Class Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	0.50%*	1.00%†	None
Redemption Fee (as a percentage of total redemption proceeds)	None	None	None
*
Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
†
Only applies in the first year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.23%	1.00%	0.00%
Other Expenses	0.20%	0.40%	0.12%
Total Annual Fund Operating Expenses	0.98%	1.95%	0.67%
Less Fee Waiver and/or Expense Reimbursement*	0.00%	-0.20%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.98%	1.75%	0.67%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2027. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you redeem your shares in:				If you did not redeem your shares in:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$570	$772	$991	$1,619	$570	$772	$991	$1,619
Class C shares	$278	$593	$1,034	$2,006	$178	$593	$1,034	$2,006
Class Y shares	$68	$214	$373	$835	$68	$214	$373	$835

	If you redeem your shares in:				If you did not redeem your shares in:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$570	$772	$991	$1,619	$570	$772	$991	$1,619
Class C shares	$278	$593	$1,034	$2,006	$178	$593	$1,034	$2,006
Class Y shares	$68	$214	$373	$835	$68	$214	$373	$835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s assets in a balanced portfolio of common stock, preferred stock and bonds. The Fund may also hold cash. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in securities issued by either domestic or foreign companies.
The Fund’s investments in common stock issued by companies across the spectrum of market capitalizations are purchased primarily for their growth potential. Fixed income securities, consisting of both investment grade and high-yield, high-risk debt securities (“junk bonds”), are purchased both for current income and to provide diversification.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index, and the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is a measure of the performance of the investment grade, US Dollar-denominated, fixed-rate taxable bond market. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Calendar Year Total Returns for Class A Shares (Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)

	Returns	Period Ending
Highest Quarter	15.48%	December 31, 2020
Lowest Quarter	-22.46%	March 31, 2020
Year-to-Date	0.68%	March 31, 2026

Average Annual Total Returns (For the periods ended December 31, 2025, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	15.60%	11.80%	9.91%
Class A shares return after taxes on distributions	13.84%	10.75%	9.23%
Class A shares return after taxes on distributions and sale of Fund shares	10.36%	9.23%	8.01%
Class C shares return before taxes	19.41%	12.03%	9.76%
Class Y shares return before taxes	21.74%	13.24%	10.78%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes	7.30%	-0.36%	2.01%

Yield for Class A Shares (For the period ended December 31, 2025)
30-Day SEC Yield	1.36%
You can obtain the Fund’s most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern Time.